Cover	Jun. 25, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2024
Entity File Number	001-36713
Entity Registrant Name	LIBERTY BROADBAND CORPORATION
Entity Central Index Key	0001611983
Entity Tax Identification Number	47-1211994
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Series A common stock
Document Information [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	LBRDA
Security Exchange Name	NASDAQ
Series C common stock
Document Information [Line Items]
Title of 12(b) Security	Series C common stock
Trading Symbol	LBRDK
Security Exchange Name	NASDAQ
Series A Cumulative Redeemable preferred stock
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable preferred stock
Trading Symbol	LBRDP
Security Exchange Name	NASDAQ